PROSPECTUS SUPPLEMENT -- June 17, 2003*
          AXP Partners Small Cap Value Fund (July 30, 2002) S-6239-99 D

In the "Investment Manager" section, the portfolio manager information for National City has been revised as follows:

Mary Jane Matts, CFA

Director of Value Equity Investment

Ms. Matts is a member of the equity management team with leadership responsibilities for the value equity style offerings. Mary Jane has 16 years of investment experience including positions in equity research, portfolio management, and performance measurement. She originally joined the firm in 1996, leaving in 2000 to accept a position as Director of Research for National City's Wealth Management subsidiary. Mary Jane returned in 2003 to assist in the firm's transition to a new value equity management team. A Chartered Financial Analyst, Ms. Matts received a BA from Kenyon College and a MBA from Case Western Reserve University.

Five-Year Employment History

2000-2003:    National City Wealth Management
              Director of Equity Research

1998-2000:    National City Investment Management Company
              Director of Value Equity Investment

Michael E. Santelli, CFA, CPA

Director of Value Equity Investment

Mr. Santelli is a member of the equity management team with responsibility for the value equity management styles. Michael has 13 years of investment experience including positions in research and portfolio management. Prior to joining the National City Investment Management Company, he was with Donaldson, Lufkin, and Jenrette's mortgage research department. Michael has been with the firm 9 years, serving as portfolio manager and most recently as Director of the firm's value oriented Core Equity management discipline. A Chartered Financial Analyst and a Certified Public Accountant, Mr. Santelli received a BS degree from George Washington University and an MBA from the University of Chicago.

Five-Year Employment History

1998-2003:    National City Investment Management Company
              Director/Senior Portfolio Manager

Alex L. Vallecillo, CFA

Senior Portfolio Manager

Mr. Vallecillo is a member of the equity team with responsibility for the value equity styles. Alex has 9 years of investment experience including positions in equity research and portfolio management. Alex joined the firm in 1996. A Chartered Financial Analyst, Mr. Vallecillo received a BS degree from George Mason University and an MBA from the University of Michigan.

Five-Year Employment History

1998-2003:    National City Investment Management Company
              Senior Portfolio Manager




S-6239-3 A (6/03)
* Valid until next prospectus update

Destroy July 30, 2003